POST-EMPLOYMENT BENEFITS - Benefit Plan Costs (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 143	$ 137
Past service recovery	(43)	0
Net interest cost	12	9
Net pension expense	112	146
Administrative expense	4	4
Total pension cost recognized in net income	116	150
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net interest cost	(73)	(72)
Administrative expense	3	4
Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Past service recovery	(43)
Net interest cost	$ 85	$ 81